Related Party Transactions	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Related Party Transactions
Related Party Transactions
We provide property management, asset management, leasing, construction and other tenant related services to unconsolidated companies in which we have equity interests. We recorded the corresponding fees based on contractual terms that approximate market rates for these types of services and we have eliminated our ownership percentage of these fees in the consolidated financial statements. The following table summarizes the fees earned from these companies for the years ended December 31, 2010, 2009 and 2008, respectively (in millions):

	2010	2009	2008
Management fees	$7.6	$8.4	$7.8
Leasing fees	2.7	4.2	2.8
Construction and development fees	10.3	10.2	12.7